Offerings - Offering: 1	Oct. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	24,276,696
Proposed Maximum Offering Price per Unit	1.86
Maximum Aggregate Offering Price	$ 45,154,655.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,928.45
Offering Note	All of the shares of Common Stock offered hereby are for the account of the Selling Stockholders named in this registration statement. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of Common Stock outstanding.

Represents an aggregate of 24,276,696 shares of Common Stock, consisting of: (i) up to an aggregate of 9,091,065 shares of Common Stock issuable upon the conversion of the outstanding portion of those certain senior convertible notes in the original aggregate principal amount of $6,300,000 issued by the Company to the selling stockholders identified in the Registration Statement (the “Selling Stockholders”) on May 4, 2026 in the initial closing; (ii) up to an aggregate of 11,664,772 shares of Common Stock issuable upon the conversion of those certain senior convertible notes in the aggregate principal amount of approximately $5,662,716 (the “Second Notes”) issued by the Company to the Selling Stockholders on August 26, 2026 (the “Second Closing Date”) in the second closing (the “Second Closing”); (iii) up to 3,520,859 shares of Common Stock issuable upon exercise of certain accompanying warrants that were issued to the Selling Stockholders in the Second Closing together with the Second Notes on the Second Closing Date.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on Nasdaq on October 7, 2026, which was approximately $1.86 per share.